Interest in PSSVSA (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
Interest in PSSVSA
Schedule of net assets, including investments, of the MTIA

December 31,
2024
MTIA

PLASA	$6,284,522
Bond Funds	168,152,041
Total net assets at contract value	$174,436,563